Operating Costs and Non-underlying Items - Summary of Non-underlying Items Related to Gross Profit and Operating Costs (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-underlying Items [Line Items]
Gain from sale of Ades Soy beverage business	€ 309
Legal expense relates to investigations by national competition authorities	€ 80		€ 86
Legal expense relates to other one-off legal cases			14
Argentina [Member]
Non-underlying Items [Line Items]
Foreign exchange losses resulting from remeasurement		€ 18	52
Venezuela [Member]
Non-underlying Items [Line Items]
Foreign exchange losses resulting from remeasurement			€ 84